UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-04704

The Primary Trend Fund, Inc.
3960 Hillside Drive, Suite 204
               Delafield, WI  53018_______
 (Address of principal executive offices)

Arnold Investment Counsel Incorporated
3960 Hillside Drive, Suite 204
________Delafield, WI  53018_____
(Name and address of agent for service)

Registrant's telephone number, including area code: (262) 303-4850

Date of fiscal year end: June 30

Date of reporting period: June 30, 2009

Item 1.  Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

ANNUAL REPORT

The Primary
Trend Fund

DELAFIELD, WISCONSIN
JUNE 30, 2009

MESSAGE TO SHAREHOLDERS…

“The light at the end of the tunnel, contrary to popular opinion, is not an oncoming train.  Economic data is bleak.  Headlines are dour.  Earnings are in the tank.  Bankruptcies, foreclosures, and unemployment are all on the rise…  It is not a pretty picture out there.  It usually never is during a downturn and a bear market…  However…we have no doubt that over the course of the next few years, investors will regain their confidence and trust in Wall Street…  We feel investors may be positively surprised in 2009.”

The Primary Trend Fund
December 31, 2008 – Semiannual Report

Only time will tell, but we believe the U.S. stock market put in its bear market low on March 9, 2009.  As measured by the Dow Jones Industrial Average and S&P 500 Index, those lows are 6,500 and 670, respectively.  As of mid-year, the Dow is near 8,500 and the S&P 500 above 900.  “We’ve come a long way, baby”…and that’s just during the second quarter.  As optimistic as we are looking forward, both in terms of an economic rebound and a new cyclical bull market in stocks, it has been a painfully bloody bear market for investors since the end of 2007.

For the 12 months ended June 30, 2009, blue-chip benchmarks of the Dow Jones Industrial Average and S&P 500 Composite recorded total returns of –23.00% and –26.21%, respectively.  While financial stocks took the brunt of the criticism and pain (the S&P GIC Financials Index had a loss of 38.58%), it was an across-the-board affair:  The average stock represented by the Value Line Composite returned –34.20%; small caps represented by the Russell 2000 Index  returned –26.30%; and the growth vs. value argument gave a slight edge to growth, with the S&P Growth Index and S&P Value Index registering total returns of –23.88% and –28.60%, respectively.

While the Primary Trend Fund’s portfolio did not avoid red ink, it did outperform.  For the same 12-month period  ended June 30, 2009, your Primary Trend Fund posted a total return of –16.96%.

Massaging the Numbers

While the Primary Trend Fund did outperform its benchmark S&P 500 Index by nearly 10% and its value bogey by nearly 12%, we take little comfort in “losing less.”  It is imperative, however, as portfolio managers, to understand where we made the grade and where we came up short.

As we mentioned in the Semiannual Report six months ago, “Sometimes it’s not what you own, but what you don’t own, that makes the difference.”  A year ago, when oil was trading near $150 per barrel, we felt that the energy market was too crowded…too popular…too vulnerable.  Even with the S&P 500 having energy exposure of 16.3%, the Primary Trend Fund had ZERO.  Since then, energy stocks have been cut in half (as measured by the S&P Select Energy SPDR) as crude oil dropped to under $40 per barrel.  Your Fund escaped the carnage in the once-popular energy trade, helping to buffer the overall effects of the bear market.  However, today we have added oil and gas and energy service stocks to the portfolio.  Investment in names such as BP, Chesapeake Energy, Schlumberger and Valero have boosted the Fund’s weighting to 10.1% vs. the S&P 500’s exposure of 12.3%.

The Primary Trend Fund entered fiscal 2009 with a 14.0% weighting in the Consumer Staples sector and one year later it sits at 18.8%.  Our heavy overweighting (the S&P 500 weight is 12.3%) in these non-discretionary stocks acted as an anchor in the storm as the S&P Select Consumer Staples SPDR only fell by 14%, or half as much as the S&P 500 over the last year.  While these have been stellar relative performers for the Fund, with Hormel Foods up nearly 50% in absolute terms since we bought it last fall, we will be paring back in this sector as we take profits and put more money to work in cyclical stocks.

MESSAGE TO SHAREHOLDERS…(continued)

Currently, the Fund has 11.4% of its assets invested in Financial stocks.  This compares to the S&P 500 weighting of 13.3% as of 6/30/09.  We made a great call 2-3 years ago by keeping financial stocks to single-digit exposure in the portfolio at a time when the S&P 500 weighting in financial stocks was an extreme 22%-plus.  We sidestepped much of the credit crisis malaise that ensued. However, we made two mistakes since then:  1) we started bottom-fishing in bank stocks too darn early; and 2) we stepped down in quality when we initiated positions in Citigroup.  We have since cut our losses on Citigroup and beefed up our holdings in higher-quality names such as JP Morgan, U.S. Bancorp and Wells Fargo.  Both moves have benefited the Fund.  Financial stocks will continue to benefit from the thawing of the credit markets, steepening of the yield curve and rebounding of the global economy, but the easy money has been made in this sector.

As we mentioned, giving the portfolio a more cyclical bent will be our strategy for the remainder of 2009, as the U.S. economy climbs out of recession.  The Fund’s 11.0% exposure to the Consumer Cyclical sector and 9.9% investment in Industrials gives it a nearly 21% weighting in economically sensitive stocks.  We recently added a new position in FedEx Corp. and added to old-time favorite United Technologies.

As the stock market declined and stocks became cheaper in early 2009, we put our cash to work.  As of December 31, 2008, cash stood at 17.3% of the Fund’s portfolio.  Now it totals 10.8% and will no doubt go lower as buying opportunities arise.

Buying Stampede

A mere five months ago, the U.S. economy was diving into the abyss, financial markets were unraveling, the U.S. auto industry was going the way of the Edsel and the safest investment was a mattress full of cash.

A few things have changed since then – not the least of which is that the stock market, as measured by the S&P 500 Composite, is making an assault on the 1000 level…a nearly 50% jump from the early-March lows.

What is propelling the market higher in the face of such dire economic straits for the U.S.?

1.	The stock market is a forward-looking mechanism. It is already discounting a recovery – perhaps by as early as the fourth quarter.

2.
Investor sentiment was hugely negative at the March low…and even after the powerful rally, this “wall of worry” still exists.  From our contrarian standpoint, today’s psychological environment is constructive and falls in the bullish camp.

3.
By many measures, there is $3.5 trillion of liquidity sitting on the sidelines – most of which is getting paid paltry money market yields of less than 1%.  This “cash” equates to 40% of the $8.8 trillion market capitalization of the S&P 500 stocks.  This is enormous latent buying power.

4.
Stock market valuations are an ally to the long-term investor.  In terms of earnings per share (EPS), the S&P 500 is trading at 15xdepressed EPS of $60-$65.  This is neither cheap nor expensive but provides an excellent entry point for long-term investors.  Also, relative to bonds (and specifically 10-year Treasuries), stocks have registered their worst 20-year performance since 1949 and 1932.  Stocks embarked on huge multi-year bull markets then, and we suspect will do so again in 2009.

We are not Pollyannas.  There are plenty of negative factors on the table and, no doubt, yet to come.  However, we try to eliminate emotions when analyzing the stock market and stocks.  Greed and fear always creep into the market and the mindset of the collective investor.  Fear was rampant at the March lows when the Dow Jones Industrial Average traded at 6,500.  And every up move since then has been greeted with “this is a bear market rally.”  We offer that it is a

MESSAGE TO SHAREHOLDERS…(continued)

new cyclical bull market that could eventually see the Dow trade at last year’s summer levels of 11,500 – another 25% move from today’s 9,000 area.

As students of the market, we believe the major averages are following a textbook script in terms of a bottoming process.  “Break-Away Momentum,” a technical phenomenon that we have discussed in depth in The Primary Trend letter, has not only flashed a BUY signal in late-March, but again here in late-July.  This is a powerful indication of a broad-based advance with buying power – one that can’t be easily reversed.  Add to that an accommodative Federal Reserve and the stock market is falling in lockstep with two Wall Street mantras:

“Don’t fight the tape.”
– and –
“Don’t’ fight the Fed.”

The stock market is not a static animal, and neither are we.  As value-oriented investment managers, our outlook may change as we approach year’s end.  Greed will eventually seep back into the market, but we feel that is a few years away at this stage.

Opportunities exist today in equities.  We still believe the surprises will be on the upside.  We are positioning your Primary Trend Fund to reap those benefits and are looking forward to rewarding our shareholders in the quarters ahead.

Our best regards,

Lilli Gust	Barry S. Arnold
President	Vice President
Chief Investment Officer

Summary of Investments by Sector (Unaudited)
Percent of
Sector	Investment Securities
Consumer Staples	18.8%
Health Care	12.6%
Financials	11.4%
Information Technology	11.4%
Consumer Discretionary	11.0%
Short-term Investments	10.8%
Energy	10.1%
Industrials	9.9%
Materials	2.2%
Utilities	1.8%
Total Investments	100.0%

Top Ten Equity Holdings (Unaudited)
Percent of
Security	Investment Securities
JPMorgan Chase & Co.	5.0%
Kraft Foods, Inc., Class A	4.9%
Microsoft Corp.	4.6%
Home Depot, Inc.	4.6%
Eli Lilly & Co.	4.6%
Wells Fargo & Co.	4.1%
Unilever N.V. American
Depositary Receipt	4.1%
Pfizer, Inc.	4.1%
Johnson & Johnson	4.0%
Intel Corp.	3.9%
Total	43.9%

EXPENSE EXAMPLE (Unaudited)
For the Six Months Ended June 30, 2009

As a shareholder of the Primary Trend Fund, you incur ongoing costs, including management fees and other Fund expenses.  If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary.  Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

	Beginning	Ending	Expenses paid
	account value	account value	during period
	1/1/09	6/30/09	1/1/09-6/30/091
Actual	$1,000.00	$977.10	$10.47
Hypothetical (5% return before expenses)	1,000.00	1,014.41	10.67

1
Expenses are equal to the Fund’s annualized expense ratio of 2.14% for the period from January 1, 2009 through June 30, 2009, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).  The Fund is contractually obligated to limit annual expenses to 2.00% of its average daily net assets for the fiscal year.

PORTFOLIO OF INVESTMENTS
As of June 30, 2009

The Primary Trend Fund

Shares		Value
	COMMON STOCKS (89.2%)
	CONSUMER DISCRETIONARY (11.0%)
	Home Construction (2.7%)
37,000	D.R. Horton, Inc.	$346,320
	Media (2.2%)
12,000	Walt Disney Co. (The)	279,960
	Multiline Retail (1.5%)
45,000	Saks, Inc.*	199,350
	Specialty Retail (4.6%)
25,000	Home Depot, Inc.	590,750
	Total Consumer Discretionary	1,416,380
	CONSUMER STAPLES (18.8%)
	Beverages (3.3%)
9,000	Coca-Cola Co. (The)	431,910
	Food & Staples Retailing (3.8%)
10,000	Wal-Mart Stores, Inc.	484,400
	Food Products (11.7%)
10,000	Hormel Foods Corp.	345,400
25,000	Kraft Foods, Inc., Class A	633,500
22,000	Unilever N.V. American Depositary Receipt	531,960
		1,510,860
	Total Consumer Staples	2,427,170
	ENERGY (10.1%)
	Energy Equipment & Services (3.3%)
8,000	Schlumberger Ltd.	432,880
	Oil, Gas & Consumable Fuels (6.8%)
10,000	BP PLC American Depositary Receipt	476,800
15,000	Chesapeake Energy Corp.	297,450
6,000	Valero Energy Corp.	101,340
		875,590
	Total Energy	1,308,470

See notes to financial statements.

PORTFOLIO OF INVESTMENTS (continued)
As of June 30, 2009

The Primary Trend Fund (continued)

Shares		Value
	COMMON STOCKS (89.2%) (continued)
	FINANCIALS (11.4%)
	Commercial Banks (6.4%)
16,000	U.S. Bancorp	$286,720
22,000	Wells Fargo & Co.	533,720
		820,440
	Diversified Financial Services (5.0%)
19,000	JPMorgan Chase & Co.	648,090
	Total Financials	1,468,530
	HEALTH CARE (12.6%)
	Pharmaceuticals (12.6%)
17,000	Eli Lilly & Co.	588,880
9,000	Johnson & Johnson	511,200
35,000	Pfizer, Inc.	525,000
	Total Health Care	1,625,080
	INDUSTRIALS (9.9%)
	Aerospace & Defense (3.4%)
3,000	Boeing Co. (The)	127,500
6,000	United Technologies Corp.	311,760
		439,260
	Air Freight & Logistics (3.5%)
8,000	FedEx Corp.	444,960

	Industrial Conglomerates (3.0%)
33,000	General Electric Co.	386,760
	Total Industrials	1,270,980
	INFORMATION TECHNOLOGY (11.4%)
	Communications Equipment (2.9%)
20,000	Cisco Systems, Inc.*	372,800
	Semiconductors & Semiconductor Equipment (3.9%)
30,000	Intel Corp.	496,500
	Software (4.6%)
25,000	Microsoft Corp.	594,250
	Total Information Technology	1,463,550

See notes to financial statements.

PORTFOLIO OF INVESTMENTS (continued)
As of June 30, 2009

The Primary Trend Fund (continued)

Shares		Value
	COMMON STOCKS (89.2%) (continued)
	MATERIALS (2.2%)
	Chemicals (2.2%)
11,000	E. I. du Pont de Nemours & Co.	$281,820
	UTILITIES (1.8%)
	Water Utilities (1.8%)
13,333	Aqua America, Inc.	238,660
	Total Common Stocks
	(Cost $13,387,052)	11,500,640

Principal
Amount
	SHORT-TERM INVESTMENTS (10.8%)
	Variable Rate Demand Notes (10.8%)
$1,392,226	U.S. Bancorp Demand Note, 0.00%(a)	1,392,226
	Total Short-Term Investments
	(Cost $1,392,226)	1,392,226
	TOTAL INVESTMENTS (100.0%)
	(Cost $14,779,278)	12,892,866
	Liabilities less Other Assets (0.0%)	(4,125)
	NET ASSETS (100.0%)	$12,888,741

*	Non-income producing.
(a)	Variable rate security; the coupon rate shown represents the rate at June 30, 2009.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009

The Primary
Trend Fund
Assets:
Investments, at Value (Note 2a):
Common Stocks	$11,500,640
Short-Term Investments	1,392,226
Total Investments (Cost $14,779,278)	12,892,866
Dividends Receivable	18,615
Interest Receivable	1,398
Prepaid Expenses and Other Assets	17,510
Total Assets	12,930,389

Liabilities:
Accrued Investment Advisory Fees	3,985
Professional Fees	19,199
Transfer Agent Fees	7,310
Administration and Accounting Fees	4,250
Other	6,904
Total Liabilities	41,648
Net Assets	$12,888,741

Shares Outstanding	1,589,072
Net Asset Value, Offering and Redemption Price Per Share	$8.11
Net Assets Consist of:
Capital Stock ($0.01 par value, 30,000,000 shares authorized)	$17,291,247
Accumulated Undistributed Net Investment Income	71,140
Accumulated Undistributed Net Realized Loss on Investments	(2,587,234)
Net Unrealized Depreciation on Investments	(1,886,412)
Net Assets	$12,888,741

See notes to financial statements.

STATEMENT OF OPERATIONS
For the Year Ended June 30, 2009

The Primary
Trend Fund
Income:
Dividends*	$430,944
Interest	34,468
Total Income	465,412
Expenses:
Investment Advisory Fees (Note 3)	103,547
Administration and Accounting Fees	50,287
Shareholder Servicing Costs	44,338
Professional Fees	30,360
Registration Fees	24,598
Printing & Postage	17,901
Directors	8,000
Custodial Fees	3,808
Insurance	3,523
Pricing	3,031
Other	1,552
Total Expenses Before Reimbursement	290,945
Less Expenses Reimbursed By Advisor	(10,909)
Total Expenses	280,036
Net Investment Income	185,376
Net Realized Loss on Investments	(2,587,234)
Change in Net Unrealized Depreciation on Investments	(459,162)
Net Realized and Unrealized Loss on Investments	(3,046,396)
Net Decrease in Net Assets From Operations	$(2,861,020)

*  Net of foreign tax withholding of $3,351.
See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	The Primary
	Trend Fund
	Year Ended	Year Ended
	June 30,	June 30,
	2009	2008
Operations:
Net Investment Income	$185,376	$244,581
Net Realized Gain (Loss) on Investments	(2,587,234)	1,529,130
Change in Net Unrealized Depreciation on Investments	(459,162)	(5,713,590)
Net Decrease in Net Assets from Operations	(2,861,020)	(3,939,879)

Distributions to Shareholders:
From Net Investment Income	(226,644)	(264,301)
From Net Realized Gains	(1,128,761)	(1,956,319)
Decrease in Net Assets from Distributions	(1,355,405)	(2,220,620)

Fund Share Transactions:
Proceeds from Shares Sold	265,920	403,173
Reinvested Distributions	1,258,195	2,061,707
Cost of Shares Redeemed	(1,377,767)	(2,043,011)
Net Increase in Net Assets from Fund Share Transactions	146,348	421,869
Total Decrease in Net Assets	(4,070,077)	(5,738,630)

Net Assets:
Beginning of Year	16,958,818	22,697,448
End of Year	$12,888,741	$16,958,818

Accumulated Undistributed Net Investment Income at End of Year	$71,140	$112,495

Transactions in Shares:
Sales	32,270	31,152
Reinvested Distributions	123,171	162,683
Redemptions	(167,164)	(166,193)
Net Increase (Decrease)	(11,723)	27,642

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following table shows per share operation performance data, total investment return, ratios and supplemental data for each of the years ended June 30:

	2009	2008	2007	2006	2005
The Primary Trend Fund
Per Share Operating Performance
Net Asset Value, Beginning of Year	$10.59	$14.43	$13.14	$13.01	$13.09
Net Investment Income	0.11	0.15	0.17	0.22	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(1.74)	(2.60)	2.02	0.56	0.44
Total from Investment Operations	(1.63)	(2.45)	2.19	0.78	0.52
Less Distributions:
From Net Investment Income	(0.14)	(0.16)	(0.25)	(0.11)	(0.06)
From Net Realized Gains	(0.71)	(1.23)	(0.65)	(0.54)	(0.54)
Total Distributions	(0.85)	(1.39)	(0.90)	(0.65)	(0.60)
Net Increase (Decrease)	(2.48)	(3.84)	1.29	0.13	(0.08)
Net Asset Value, End of Year	$8.11	$10.59	$14.43	$13.14	$13.01
Total Investment Return	(16.96)%	(18.39)%	17.56%	6.26%	4.27%
Ratios and Supplemental Data
Net Assets, End of Year (in thousands)	$12,889	$16,959	$22,697	$17,202	$17,206
Ratio of Expenses to Average Net Assets:
Net of Waivers and Reimbursements	2.00%	1.71%	1.56%	1.53%	1.48%
Before Waivers and Reimbursements	2.08%	1.71%	1.56%	1.53%	1.48%
Ratio of Net Investment Income to Average Net Assets:
Net of Waivers and Reimbursements	1.33%	1.20%	1.33%	1.74%	0.67%
Before Waivers and Reimbursements	1.25%	1.20%	1.33%	1.74%	0.67%
Portfolio Turnover	54.5%	75.8%	41.5%	28.9%	37.5%

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2009

1.	Organization

The Primary Trend Fund, Inc. (the “Fund”), a Wisconsin Corporation, began operations on September 15, 1986.  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end diversified investment management company.  The Fund seeks capital growth and income.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund.

a.
Securities listed on a national securities exchange are valued at the last sale price.  Securities that are traded on the NASDAQ National Market or the NASDAQ Smallcap Market are valued at the NASDAQ Official Closing Price.  If no sale is reported, the average of the last bid and asked prices is used.  Other securities for which market quotations are readily available are valued at the average of the latest bid and asked prices.  Debt securities (other than short-term instruments) are valued at prices furnished by a national pricing service, subject to review by the Adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.  Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Board of Directors.  Securities with maturities of 60 days or less are valued at amortized cost.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007.  FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements.  The Fund adopted FAS 157 as of July 1, 2008.  In addition, in April 2009, FASB issued Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”).  FSP 157-4 further clarifies the requirements of FAS 157.  The Fund adopted FSP 157-4 as of June 30, 2009.  Under FAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

Level 1 –
quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2009

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

		Level 2	Level 3
		Other Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stocks
Consumer Discretionary	$1,416,380	$—	$—	$1,416,380
Consumer Staples	2,427,170	—	—	2,427,170
Energy	1,308,470	—	—	1,308,470
Financials	1,468,530	—	—	1,468,530
Health Care	1,625,080	—	—	1,625,080
Industrials	1,270,980	—	—	1,270,980
Information Technology	1,463,550	—	—	1,463,550
Materials	281,820	—	—	281,820
Utilities	238,660	—	—	238,660
Short-Term Investments	—	1,392,226	—	1,392,226
Total	$11,500,640	$1,392,226	$—	$12,892,866

The Fund did not hold any Level 3 securities during the year ended June 30, 2009.

b.
Security transactions are recorded on the trade date.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded as earned, and includes amortization of premiums and discounts. Securities gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

c.
No provision for federal income taxes has been made since the Fund has elected to be taxed as a regulated investment company and intends to distribute its net investment income and net realized gains to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

As of and during the year ended June 30, 2009, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the year, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2005.

d.
Dividends from net investment income are declared and paid at least annually by the Fund.  Distributions of net realized capital gains, if any, are declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes.

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2009

The tax character of distributions paid during the fiscal years ended June 30, 2009 and 2008 were as follows:

	2009	2008
Distributions paid from:
Ordinary Income	$226,644	$383,193
Net long term capital gains	1,128,761	1,837,427
Total taxable distributions	1,355,405	2,220,620
Total distributions paid	$1,355,405	$2,220,620

For the year ended June 30, 2009, the Fund designated $1,128,761 as long-term capital gain distributions for purposes of the dividends paid deduction.

e.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f.
In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through August 21, 2009, the date which the financial statements were issued.

3.	Investment Advisory Fees and Management Agreements

The Fund has an agreement with Arnold Investment Counsel, Inc. (the “Adviser”), with whom certain officers and directors of the Fund are affiliated, to serve as investment adviser.  Under the terms of the agreement, the Adviser receives from the Fund a monthly fee at an annual rate of 0.74% of its average daily net assets.  The agreement further stipulates that the Adviser will reimburse the Fund for annual expenses exceeding 2.0% of the Fund’s average daily net asset value.  For the year ended June 30, 2009, the Adviser reimbursed the Fund $10,909.

4.	Purchases and Sales of Securities
Total purchases and sales of securities, other than short-term investments, for the Fund for the year ended June 30, 2009 were as follows:

Purchases	$7,437,462
Sales	6,452,211

5.	Tax Information
As of June 30, 2009, the Fund had a capital loss carry forward of $473,319, which expires on June 30, 2017.

Capital losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.  As of June 30, 2009, the Fund had $2,113,915 of post-October capital losses which are deferred until July 1, 2009 for tax purposes.

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2009

At June 30, 2009, gross unrealized appreciation and depreciation of investments, based on aggregate cost for federal income tax purposes of $14,779,278, for the Fund, was as follows:

Unrealized appreciation	$693,878
Unrealized depreciation	(2,580,290)
Net unrealized depreciation on investments	$(1,886,412)

As of June 30, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$71,140
Undistributed long-term capital gains	—
Accumulated earnings	71,140
Accumulated capital and other losses	(2,587,234)
Unrealized depreciation	(1,886,412)
Total accumulated earnings/(deficit)	$(4,402,506)

6.	Subsequent Event

Approval of the Expense Reimbursement Recoupment Agreement – On August 20, 2009, the Board of Directors approved an Expense Reimbursement Recoupment Agreement between the Fund and the Advisor.  The agreement stipulates that the Fund has agreed to repay the Advisor for amounts waived or reimbursed by the Advisor pursuant to the Investment Advisory Agreement provided that such repayment does not cause the Fund’s expenses, exclusive of taxes, interest, fees incurred in acquiring or disposing of portfolio securities and extraordinary expenses, to exceed 2% and the repayment is made within three years after the year in which the Advisor incurred the expense.  No expenses waived or reimbursed prior to August 20, 2009 are eligible for recoupment.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  To the Shareholders and Board of Directors
  The Primary Trend Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The Primary Trend Fund, Inc. (the “Fund”), as of June 30, 2009, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods indicated prior to June 30, 2008, were audited by other auditors, who expressed unqualified opinions on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2009, by correspondence with the Fund’s custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Primary Trend Fund, Inc. as of June 30, 2009, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio
August 21, 2009

Proxy Voting Policies and Procedures (Unaudited)
For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 1-800-443-6544 and request a Statement of Additional Information.  One will be mailed to you free of charge.  The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at http://www.sec.gov.  Information on how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2009, will be available without charge, upon request, by calling 1-800-443-6544 or by accessing the website of the Securities and Exchange Commission.

Disclosure of Portfolio Holdings (Unaudited)
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q.  The Form N-Q will be available on the website of the Securities and Exchange Commission at http://www.sec.gov.

Tax Designation (Unaudited)
For the year ended June 30, 2009, 100.00% of the dividends paid from net investment income, including short-term gains (if any), for the Fund, is designated as qualified dividend income.

For the year ended June 30, 2009, 100.00% of the dividends paid from net investment income, including short-term gains (if any), for the Fund, qualifies for the dividends received deduction available to corporate shareholders.

DIRECTORS AND OFFICERS (Unaudited)

Number of
		Term of	Principal	Funds	Other
	Position(s)	Office and	Occupation(s)	in Complex	Directorships
Name, Address	Held with	Length of	During Past	Overseen	Held
and Age	the Fund	Time Served	5 Years	by Director	by Director
Independent Directors:

Clark Hillery	Director	Indefinite, until	Director of Team Services	1	None
3960 Hillside Drive		successor elected	for the Milwaukee Bucks
Suite 204
Delafield, WI 53018		11 years
Age: 59

William J. Rack	Director	Indefinite, until	Commercial Real Estate	1	None
3960 Hillside Drive		successor elected	Development and Leasing
Suite 204
Delafield, WI 53018		7 years
Age: 63

Interested Directors:

Barry S. Arnold	Director,	Indefinite, until	Portfolio Manager	1	Arnold Investment
3960 Hillside Drive	Vice	successor elected			Counsel, Inc.
Suite 204	President
Delafield, WI 53018	and	12 years
Age: 44	Secretary

Officer:

Lilli Gust	President,	N/A	Investment Adviser	1	Arnold Investment
3960 Hillside Drive	Treasurer				Counsel, Inc.
Suite 204	and Chief
Delafield, WI 53018	Compliance
Age: 63	Officer

Certain officer and directors of the Fund are affiliated with the Adviser.  None of these individuals receives a fee from the Fund for serving as an officer or director.  The independent directors’ remuneration for the Fund totaled $8,000 for the year ended June 30, 2009.

Additional information about the Fund’s Directors is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-800-443-6544.

FUND PERFORMANCE COMPARISON (Unaudited)

The performance data quoted is past performance and past performance is no guarantee of future results.  Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance quoted.  To obtain performance current to the most recent month-end, please call 1-800-443-6544.

The performance included in the table and graph does not reflect the deduction of taxes on Fund distributions or the redemption of Fund shares.  Total returns are based on net change in NAV assuming reinvestment of distributions.  As of June 30, 2008, the effective date of the most recent prospectus, the gross expense ratio for the Fund was 1.71%.

*
The S&P 500® Index is an unmanaged but commonly used measure of common stock total return performance.  The Fund’s total returns include operating expenses such as transaction costs and advisory fees which reduce total returns while the total returns of the Index do not.

www.primarytrendfunds.com

INVESTMENT ADVISER
Arnold Investment Counsel Incorporated
3960 Hillside Drive, Suite 204
Delafield, Wisconsin 53018
1-800-443-6544

OFFICERS
Lilli Gust, President and Treasurer
Barry S. Arnold, Vice President and Secretary

DIRECTORS
Barry S. Arnold
Clark J. Hillery
William J. Rack

ADMINISTRATOR
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233

CUSTODIAN
U.S. Bank, N.A.
1555 North RiverCenter Drive
Milwaukee, Wisconsin 53212

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-800-968-2122

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy, Suite 1100
Westlake, Ohio 44145

LEGAL COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Founding member of
100%	NO-LOAD TM MUTUAL FUND COUNCIL

Item 2.  Code of Ethics

The Registrant has a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer.  During the period covered by this report, there were no amendments to the provisions of the Code, nor were there any implicit or explicit waivers to the provisions of the Code.

Item 3.  Audit Committee Financial Expert

While The Primary Trend Fund, Inc. believes that each of the members of its audit committee has sufficient knowledge of accounting principles and financial statements to serve on the audit committee, none has the requisite experience to qualify as an “audit committee financial expert” as such term is defined by the Securities and Exchange Commission.

Item 4.  Principal Accountant Fees and Services

The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below.

(a) Audit Fees.

Fiscal year ended June 30, 2009	$13,000
Fiscal year ended June 30, 2008	$13,000

(b) Audit-Related Fees.

Fiscal year ended June 30, 2009	$0
Fiscal year ended June 30, 2008	$0

(c) Tax Fees.

Fiscal year ended June 30, 2009	$1,000
Fiscal year ended June 30, 2008	$1,000

(d) All Other Fees.

None.

(e)
(1) None.

(2) None.

(f) None.

(g) See item 4(c).

(h) Not applicable.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

Included as part of the report to shareholders filed under Item I of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities of Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

 Not applicable.

Item 11.  Controls and Procedures

(a)
The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected or were reasonably likely to materially affect Registrant’s internal control over financial reporting.

 Item 12.  Exhibits

(a)	Code of Ethics. Incorporated by reference to the Registrant’s Form N-CSR filed September 4, 2008.

(b)	Certifications required pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Primary Trend Fund, Inc.

/s/ Lilli Gust
Lilli Gust
Principal Executive Officer
September 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Lilli Gust
Lilli Gust
Principal Executive Officer
September 1, 2009

/s/ Lilli Gust
Lilli Gust
Principal Financial Officer
September 1, 2009